Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Real Estate [Abstract]
Real Estate

NOTE 5—REAL ESTATE

See note 3 for discussion of the acquisition of the approximate 200,000 square foot office portfolio in Oakland, California.

See note 4 for discussion of the additions to real estate related to the foreclosure of the real estate assets in our consolidated loan pool.

NOTE 5—REAL ESTATE

Kennedy-Wilson's investment in real estate includes the following:

	December 31,
	2010	2009
Office building in Japan	$9,279,000	$8,375,000
House in Kona, Hawaii	8,724,000	8,724,000
204-unit residential apartment complex in Lompoc, California	25,780,000	25,707,000
2,700 acres of ranch land in Oahu, Hawaii	36,726,000	—
Residential land in Kona, Hawaii	4,101,000	—
Other	2,097,000	845,000

	86,707,000	43,651,000
Less: Accumulated depreciation	(4,006,000)	(3,070,000)

Total	$82,701,000	$40,581,000

During 2010, Kennedy-Wilson acquired a controlling interest and assumed the debt of a 2,700 acre ranch in Hawaii. The purchase price of the controlling interest combined with previously capitalized investments made by Kennedy-Wilson and the $16.0 million payoff of debt at a discount resulted in the new basis consolidated in the amount of $36.7 million as of December 31, 2010. The ranch is currently being developed for its intended use. As such, $0.8 million of avoidable interest has been capitalized to the project.

During 2010, Kennedy-Wilson purchased a note from a bank for $5.3 million secured by a house in Kona, Hawaii. The borrower subsequently transferred the deed to Kennedy-Wilson in lieu of a foreclosure. In addition, the borrower paid Kennedy-Wilson $0.2 million and issued an unsecured promissory note in the amount of $1.0 million.

During 2008, Kennedy-Wilson sold its interest in an entity that owned an office building located in Glendora, California for $1,488,000. The sale resulted in a gain of $564,000, which is included in rental and other income in the accompanying consolidated statements of income and comprehensive income (loss). Kennedy-Wilson continues to provide management services to the property and therefore it is not included in discontinued operations.